BUSINESS COMBINATIONS (Tables)	6 Months Ended
Jun. 30, 2020
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table provides the purchase price calculation as of the acquisition date, identifiable assets purchased and liabilities assumed at their estimated fair value.

(Dollars in thousands)	Summit
Purchase consideration
Cash consideration	$102,994
Liabilities paid with cash concurrent with close	10,487
Stock consideration	10,000
Earn out	3,606
Total purchase consideration	127,087

Assets acquired
Cash	4,413
Finance leases	41,894
Premises and equipment	707
Operating leases	75,309
Intangible assets	34,585
Other assets	28,927
Total assets acquired	185,835

Liabilities assumed
Long-term borrowings	96,511
Other liabilities	25,973
Total liabilities assumed	122,484

Net identifiable assets	63,351
Goodwill	$63,736